Vessels, net (Tables)	6 Months Ended
Jun. 30, 2021
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$134,564	$(6,456)	$128,108
- Vessels' improvements	1,125	-	1,125
- Depreciation	-	(3,595)	(3,595)
Balance, June 30, 2021	$135,689	$(10,051)	$125,638